Net Loss Per Common Share (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable convertible preferred stock: Series A-1
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		6,341,465	6,341,456	6,341,465	6,341,465
Redeemable convertible preferred stock: Series A-2
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		9,448,220	9,448,220	9,448,220	9,448,220
Redeemable convertible preferred stock: Series B
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		12,686,855	12,686,855	12,686,855	12,686,855
Redeemable convertible preferred stock: Series C
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		10,759,630	10,759,630	10,759,630	10,759,630
Redeemable convertible preferred stock: Series D
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		8,442,833	8,442,833	8,442,833
Restricted common stock
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	943,043	1,448,080	1,448,080
Warrant to purchase Series B preferred stock/common stock
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	50,750	50,750	50,750	50,750	50,750
Stock options
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	7,289,641	6,918,527	7,650,498	6,495,430	6,965,349
RSUs
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	17,307